Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 6, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Series Portfolios Trust (the “Trust”)
Securities Act Registration No. 333-206240
Investment Company Act Registration No. 811-23084

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Eldridge AAA CLO ETF (formerly the Panagram AAA CLO ETF), and Eldridge BBB-B CLO ETF (formerly the Panagram BBB-B CLO ETF), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 1, 2025, and filed electronically as Post-Effective Amendment No. 205 to the Trust’s Registration Statement on Form N‑1A on December 27, 2024.

If you have any additional questions or require further information, please contact the undersigned at (414) 254-6444.

Sincerely,

/s/ Adam W. Smith
Adam W. Smith
Secretary of Series Portfolios Trust

Enclosures

cc: Andrew L. Zutz, Kirkland & Ellis LLP